S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jul. 31, 2026 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	7,666,667
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 25,000
Underwriters Over Allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	1,000,000
Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	4,000,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 4,000,000
Indirect Membership [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
GX Acquisition III Sponsor LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 10,000
GX Acquisition III Sponsor LLC [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	300,000
Working Capital [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1